Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Principles of Consolidation

A) Principles of Consolidation

The Consolidated Financial Statements include the accounts of Cenovus and its subsidiaries. Subsidiaries are entities over which the Company has control. Subsidiaries are consolidated from the date of acquisition of control and continue to be consolidated until the date that there is a loss of control. All intercompany transactions, balances, and unrealized gains and losses from intercompany transactions are eliminated on consolidation.

Interests in joint arrangements are classified as either joint operations or joint ventures, depending on the rights and obligations of the parties to the arrangement. Joint operations arise when the Company has rights to the assets and obligations for the liabilities of the arrangement. The Company’s Refining activities are conducted through the joint operation WRB Refining LP (“WRB”) and, accordingly, the accounts reflect the Company’s share of the assets, liabilities, revenues and expenses. Prior to May 17, 2017, FCCL was accounted for as a joint operation. Subsequent to the Acquisition, Cenovus controls FCCL, and accordingly, FCCL has been consolidated.

Foreign Currency Translation

B) Foreign Currency Translation

Functional and Presentation Currency

The Company’s presentation currency is Canadian dollars. The accounts of the Company’s foreign operations that have a functional currency different from the Company’s presentation currency are translated into the Company’s presentation currency at period-end exchange rates for assets and liabilities, and using average rates over the period for revenues and expenses. Translation gains and losses relating to the foreign operations are recognized in other comprehensive income (“OCI”) as cumulative translation adjustments.

When the Company disposes of an entire interest in a foreign operation or loses control, joint control, or significant influence over a foreign operation, the foreign currency gains or losses accumulated in OCI related to the foreign operation are recognized in net earnings. When the Company disposes of part of an interest in a foreign operation that continues to be a subsidiary, a proportionate amount of gains and losses accumulated in OCI is allocated between controlling and non-controlling interests.

Transactions and Balances

Transactions in foreign currencies are translated to the respective functional currencies at exchange rates in effect at the dates of the transactions. Monetary assets and liabilities of Cenovus that are denominated in foreign currencies are translated into its functional currency at the rates of exchange in effect at the period-end date. Any gains or losses are recorded in the Consolidated Statements of Earnings.

Revenue Recognition

C) Revenue Recognition

Revenues associated with the sales of Cenovus’s crude oil, NGLs, natural gas, and petroleum and refined products are recognized when the significant risks and rewards of ownership have been transferred to the customer, the sales price and costs can be measured reliably and it is probable that the economic benefits will flow to the Company. This is generally met when title passes from the Company to its customer. Revenues from the production of crude oil, NGLs and natural gas represent the Company’s share, net of royalty payments to governments and other mineral interest owners.

Processing income and revenue from fee-for-service hydrocarbon trans-loading services is recognized in the period the service is provided.

Purchases and sales of products that are entered into in contemplation of each other with the same counterparty are recorded on a net basis. Revenues associated with the services provided as agent are recorded as the services are provided.

Transportation and Blending	D) Transportation and Blending The costs associated with the transportation of crude oil, NGLs and natural gas, including the cost of diluent used in blending, are recognized when the product is sold.
Exploration Expense

E) Exploration Expense

Costs incurred prior to obtaining the legal right to explore (pre-exploration costs) are expensed in the period in which they are incurred as exploration expense.

Costs incurred after the legal right to explore is obtained are initially capitalized. If it is determined that the field/project/area is not technically feasible and commercially viable or if the Company decides not to continue the exploration and evaluation activity, the unrecoverable accumulated costs are expensed as exploration expense.

Employee Benefit Plans

F) Employee Benefit Plans

The Company provides employees with a pension plan that includes either a defined contribution or defined benefit component and an other post-employment benefit plan (“OPEB”).

Pension expense for the defined contribution pension is recorded as the benefits are earned.

The cost of the defined benefit pension and OPEB plans are actuarially determined using the projected unit credit method. The amount recognized in other liabilities on the Consolidated Balance Sheets for the defined benefit pension and OPEB plans is the present value of the defined benefit obligation less the fair value of plan assets. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

Changes in the defined benefit obligation from service costs, net interest and remeasurements are recognized as follows:

•	Service costs, including current service costs, past service costs, gains and losses on curtailments, and settlements, are recorded with pension benefit costs.
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Net interest is calculated by applying the same discount rate used to measure the defined benefit obligation at the beginning of the annual period to the net defined benefit asset or liability measured. Interest expense and interest income on net post-employment benefit liabilities and assets are recorded with pension benefit costs in operating, and general and administrative expenses, as well as PP&E and E&E assets.

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Remeasurements, composed of actuarial gains and losses, the effect of changes to the asset ceiling (excluding interest) and the return on plan assets (excluding interest income), are charged or credited to equity in OCI in the period in which they arise. Remeasurements are not reclassified to net earnings in subsequent periods.

Pension benefit costs are recorded in operating, and general and administrative expenses, as well as PP&E and E&E assets, corresponding to where the associated salaries of the employees rendering the service are recorded.

Income Taxes

G) Income Taxes

Income taxes comprise current and deferred taxes. Income taxes are provided for on a non-discounted basis at amounts expected to be paid using the tax rates and laws that have been enacted or substantively enacted at the Consolidated Balance Sheet date.

Cenovus follows the liability method of accounting for income taxes, where deferred income taxes are recorded for the effect of any temporary difference between the accounting and income tax basis of an asset or liability, using the substantively enacted income tax rates expected to apply when the assets are realized or liabilities are settled. Deferred income tax balances are adjusted to reflect changes in income tax rates that are substantively enacted with the adjustment being recognized in net earnings in the period that the change occurs, except when it relates to items charged or credited directly to equity or OCI, in which case the deferred income tax is also recorded in equity or OCI, respectively.

Deferred income tax is provided on temporary differences arising from investments in subsidiaries except in the case where the timing of the reversal of the temporary difference is controlled by the Company and it is probable that the temporary difference will not reverse in the foreseeable future or when distributions can be made without incurring income taxes.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Deferred income tax assets and liabilities are only offset where they arise within the same entity and tax jurisdiction. Deferred income tax assets and liabilities are presented as non-current.

Net Earnings per Share Amounts

H) Net Earnings per Share Amounts

Basic net earnings per share is computed by dividing net earnings by the weighted average number of common shares outstanding during the period. Diluted net earnings per share is calculated giving effect to the potential dilution that would occur if stock options or other contracts to issue common shares were exercised or converted to common shares. The treasury stock method is used to determine the dilutive effect of stock options and other dilutive instruments. The treasury stock method assumes that proceeds received from the exercise of in-the-money stock options are used to repurchase common shares at the average market price. For those contracts that may be settled in cash or in shares at the holder’s option, the more dilutive of cash settlement and share settlement is used in calculating diluted earnings per share.

Cash and Cash Equivalents	I) Cash and Cash Equivalents Cash and cash equivalents include short-term investments, such as money market deposits or similar type instruments, with a maturity of three months or less.
Inventories

J) Inventories

Product inventories are valued at the lower of cost and net realizable value on a first-in, first-out or weighted average cost basis. The cost of inventory includes all costs incurred in the normal course of business to bring each product to its present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less any expected selling costs. If the carrying amount exceeds net realizable value, a write-down is recognized. The write-down may be reversed in a subsequent period if circumstances which caused it no longer exist and the inventory is still on hand.

Exploration and Evaluation Assets

K) Exploration and Evaluation Assets

Costs incurred after the legal right to explore an area has been obtained, and before technical feasibility and commercial viability of the field/project/area have been established, are capitalized as E&E assets. These costs include license acquisition, geological and geophysical, drilling, sampling, decommissioning and other directly attributable internal costs. E&E assets are not depreciated and are carried forward until technical feasibility and commercial viability of the field/project/area is established or the assets are determined to be impaired. E&E costs are subject to regular technical, commercial and Management review to confirm the continued intent to develop the resources.

Once technical feasibility and commercial viability have been established, the carrying value of the E&E asset is tested for impairment. The carrying value, net of any impairment loss, is then reclassified as PP&E.

Any gains or losses from the divestiture of E&E assets are recognized in net earnings.

Property, Plant and Equipment

L) Property, Plant and Equipment

General

PP&E is stated at cost less accumulated depreciation, depletion and amortization (“DD&A”), and net of any impairment losses. Expenditures related to renewals or betterments that improve the productive capacity or extend the life of an asset are capitalized. Maintenance and repairs are expensed as incurred. Land is not depreciated.

Any gains or losses from the divestiture of PP&E are recognized in net earnings.

Development and Production Assets

Development and production assets are capitalized on an area-by-area basis and include all costs associated with the development and production of crude oil and natural gas properties, as well as any E&E expenditures incurred in finding reserves of crude oil, NGLs or natural gas transferred from E&E assets. Capitalized costs include directly attributable internal costs, decommissioning liabilities and, for qualifying assets, borrowing costs directly associated with the acquisition of, the exploration for, and the development of crude oil and natural gas reserves.

Costs accumulated within each area are depleted using the unit-of-production method based on estimated proved reserves determined using forward prices and costs. For the purpose of this calculation, natural gas is converted to crude oil on an energy equivalent basis. Costs subject to depletion include estimated future costs to be incurred in developing proved reserves.

Exchanges of development and production assets are measured at fair value unless the transaction lacks commercial substance or the fair value of neither the asset received, nor the asset given up, can be reliably measured. When fair value is not used, the carrying amount of the asset given up is used as the cost of the asset acquired.

Other Upstream Assets

Other upstream assets include information technology assets used to support the upstream business. These assets are depreciated on a straight-line basis over their useful lives of three years.

Refining Assets

The initial acquisition costs of refining PP&E are capitalized when incurred. Costs include the cost of constructing or otherwise acquiring the equipment or facilities, the cost of installing the asset and making it ready for its intended use, the associated decommissioning costs and, for qualifying assets, borrowing costs.

Refining assets are depreciated on a straight-line basis over the estimated service life of each component of the refinery. The major components are depreciated as follows:

Land improvements and buildings	25 to 40 years
Office equipment and vehicles	3 to 20 years
Refining equipment	5 to 35 years

The residual value, method of amortization and the useful life of each component are reviewed annually and adjusted on a prospective basis, if appropriate.

Other Assets

Costs associated with the crude-by-rail terminal, office furniture, fixtures, leasehold improvements, information technology and aircraft are carried at cost and depreciated on a straight-line basis over the estimated service lives of the assets, which range from three to 40 years.

The residual value, method of amortization and the useful lives of the assets are reviewed annually and adjusted on a prospective basis, if appropriate.

Impairment

M) Impairment

Non-Financial Assets

PP&E and E&E assets are reviewed separately for indicators of impairment quarterly or when facts and circumstances suggest that the carrying amount may exceed its recoverable amount. Goodwill is tested for impairment at least annually.

If indicators of impairment exist, the recoverable amount of the cash-generating unit (“CGU”) is estimated as the greater of value-in-use (“VIU”) and fair value less costs of disposal (“FVLCOD”). VIU is estimated as the present value of the future cash flows expected to arise from the continuing use of a CGU or an asset. FVLCOD is determined by estimating the discounted after-tax future net cash flows. For Cenovus’s upstream assets, FVLCOD is based on the discounted after-tax cash flows of reserves and resources using forward prices and costs, consistent with Cenovus’s independent qualified reserves evaluators (“IQREs”), and may consider an evaluation of comparable asset transactions.

E&E assets are allocated to a related CGU containing development and production assets for the purposes of testing for impairment. Goodwill is allocated to the CGUs to which it contributes to the future cash flows.

If the recoverable amount of the CGU is less than the carrying amount, an impairment loss is recognized. An impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amounts of the other assets in the CGU. Goodwill impairments are not reversed.

Impairment losses on PP&E and E&E assets are recognized in the Consolidated Statements of Earnings as additional DD&A and exploration expense, respectively.

Impairment losses recognized in prior periods, other than goodwill impairments, are assessed at each reporting date for any indicators that the impairment losses may no longer exist or may have decreased. In the event that an impairment loss reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the carrying amount does not exceed the amount that would have been determined had no impairment loss been recognized on the asset in prior periods. The amount of the reversal is recognized in net earnings.

Financial Assets

At each reporting date, the Company assesses whether there are any indicators that its financial assets are impaired. An impairment loss is only recognized if there is objective evidence of impairment, the loss event has an impact on future cash flows and the loss can be reliably estimated.

Evidence of impairment may include default or delinquency by a debtor or indicators that the debtor may enter bankruptcy. For equity securities, a significant or prolonged decline in the fair value of the security below cost is evidence that the assets are impaired.

An impairment loss on a financial asset carried at amortized cost is calculated as the difference between the amortized cost and the present value of the future cash flows discounted at the asset’s original effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account. Impairment losses on financial assets carried at amortized cost are reversed through net earnings in subsequent periods if the amount of the loss decreases.

Leases

N) Leases

Leases in which substantially all of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Leases where the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. At inception, a leased asset within PP&E and a corresponding lease obligation are recognized. The leased asset is depreciated over the shorter of the estimated useful life of the asset or the lease term.

Business Combinations and Goodwill

O) Business Combinations and Goodwill

Business combinations are accounted for using the acquisition method of accounting in which the identifiable assets acquired, liabilities assumed and non-controlling interest, if any, are recognized and measured at their fair value at the date of acquisition. Any excess of the purchase price plus any non-controlling interest over the fair value of the net assets acquired is recognized as goodwill. Any deficiency of the purchase price over the fair value of the net assets acquired is credited to net earnings.

At acquisition, goodwill is allocated to each of the CGUs to which it relates. Subsequent measurement of goodwill is at cost less any accumulated impairment losses.

Contingent consideration transferred in a business combination is measured at fair value on the date of acquisition and classified as a financial liability or equity. Contingent consideration classified as a liability is re-measured at fair value at each reporting date, with changes in fair value recognized in net earnings. Payments are classified as cash used in investing activities until the cumulative payments exceed the acquisition date fair value of the liability. Cumulative payments in excess of the acquisition date fair value are classified as cash used in operating activities. Contingent consideration classified as equity are not re-measured and settlements are accounted for within equity.

When a business combination is achieved in stages, the Company re-measures its pre-existing interest at the acquisition date fair value and recognizes the resulting gain or loss, if any, in net earnings.

Provisions

P) Provisions

General

A provision is recognized if, as a result of a past event, the Company has a present obligation, legal or constructive, that can be estimated reliably, and it is more likely than not that an outflow of economic benefits will be required to settle the obligation. Where applicable, provisions are determined by discounting the expected future cash flows at a pre-tax credit-adjusted rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as a finance cost in the Consolidated Statements of Earnings.

Decommissioning Liabilities

Decommissioning liabilities include those legal or constructive obligations where the Company will be required to retire tangible long-lived assets such as producing well sites, upstream processing facilities, refining facilities and the crude-by-rail terminal. The amount recognized is the present value of estimated future expenditures required to settle the obligation using a credit-adjusted risk-free rate. A corresponding asset equal to the initial estimate of the liability is capitalized as part of the cost of the related long-lived asset. Changes in the estimated liability resulting from revisions to expected timing or future decommissioning costs are recognized as a change in the decommissioning liability and the related long-lived asset. The amount capitalized in PP&E is depreciated over the useful life of the related asset.

Actual expenditures incurred are charged against the accumulated liability.

Share Capital	Q) Share Capital Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any income taxes.
Stock-Based Compensation

R) Stock-Based Compensation

Cenovus has a number of stock-based compensation plans which include stock options with associated net settlement rights (“NSRs”), stock options with associated tandem stock appreciation rights (“TSARs”), performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units (“DSUs”). Stock-based compensation costs are recorded in general and administrative expense, or E&E and PP&E when directly related to exploration or development activities.

Net Settlement Rights

NSRs are accounted for as equity instruments, which are measured at fair value on the grant date using the Black-Scholes-Merton valuation model and are not revalued at each reporting date. The fair value is recognized as stock-based compensation costs over the vesting period, with a corresponding increase recorded as paid in surplus in Shareholders’ Equity. On exercise, the cash consideration received by the Company and the associated paid in surplus are recorded as share capital.

Tandem Stock Appreciation Rights

TSARs are accounted for as liability instruments, which are measured at fair value at each period end using the Black-Scholes-Merton valuation model. The fair value is recognized as stock-based compensation costs over the vesting period. When options are settled for cash, the liability is reduced by the cash settlement paid. When options are settled for common shares, the cash consideration received by the Company and the previously recorded liability associated with the option are recorded as share capital.

Performance, Restricted and Deferred Share Units

PSUs, RSUs and DSUs are accounted for as liability instruments and are measured at fair value based on the market value of Cenovus’s common shares at each period end. The fair value is recognized as stock-based compensation costs over the vesting period. Fluctuations in the fair values are recognized as stock-based compensation costs in the period they occur.

Financial Instruments

S) Financial Instruments

The Company’s financial assets include cash and cash equivalents, accounts receivable and accrued revenues, risk management assets, investments in the equity of private companies and long-term receivables. The Company’s financial liabilities include accounts payable and accrued liabilities, contingent payment, risk management liabilities, short-term borrowings and long-term debt.

Financial instruments are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets and liabilities are not offset unless the Company has the current legal right to offset and intends to settle on a net basis or settle the asset and liability simultaneously. A financial asset is derecognized when the rights to receive cash flows from the asset have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership. A financial liability is derecognized when the obligation is discharged, cancelled or expired. When an existing financial liability is replaced by another from the same counterparty with substantially different terms, or the terms of an existing liability are substantially modified, this exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability. The difference in the carrying amounts of the liabilities is recognized in the Consolidated Statements of Earnings.

Financial instruments are classified as either “fair value through profit and loss”, “loans and receivables”, “held-to-maturity investments”, “available for sale financial assets” or “financial liabilities measured at amortized cost”. The Company determines the classification of its financial instruments at initial recognition. Financial instruments are initially measured at fair value except in the case of “financial liabilities measured at amortized cost”, which are initially measured at fair value net of directly attributable transaction costs.

As required by IFRS, the Company characterizes its fair value measurements into a three-level hierarchy depending on the degree to which the inputs are observable, as follows:

•	Level 1 inputs are quoted prices in active markets for identical assets and liabilities;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

Fair Value Through Profit or Loss

Financial assets and financial liabilities at “fair value through profit or loss” are either “held-for-trading” or have been “designated at fair value through profit or loss.” In both cases, the financial assets and financial liabilities are measured at fair value with changes in fair value recognized in net earnings.

Risk management assets and liabilities are derivative financial instruments classified as “held-for-trading” unless designated for hedge accounting. Derivative instruments that do not qualify as hedges, or are not designated as hedges, are recorded using mark-to-market accounting whereby instruments are recorded in the Consolidated Balance Sheets as either an asset or liability with changes in fair value recognized in net earnings as a (gain) loss on risk management. Derivative financial instruments are not used for speculative purposes.

The Company has classified its contingent payment as “fair value through profit or loss.”

Loans and Receivables

“Loans and receivables” are financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, these assets are measured at amortized cost at the settlement date using the effective interest method of amortization. “Loans and receivables” comprise cash and cash equivalents, accounts receivable and accrued revenues, and long-term receivables. Gains and losses on “loans and receivables” are recognized in net earnings when the “loans and receivables” are derecognized or impaired.

Available for Sale Financial Assets

“Available for sale financial assets” are measured at fair value, with changes in fair value recognized in OCI. When an active market is non-existent, fair value is determined using valuation techniques. When fair value cannot be reliably measured, such assets are carried at cost. Available for sale financial assets comprise investments in the equity of private companies that the Company does not control or have significant influence over.

Financial Liabilities Measured at Amortized Cost

These financial liabilities are measured at amortized cost at the settlement date using the effective interest method of amortization. Financial liabilities measured at amortized cost comprise accounts payable and accrued liabilities, short-term borrowings and long-term debt. Long-term debt transaction costs, premiums and discounts are capitalized within long-term debt or as a prepayment and amortized using the effective interest method.

Reclassification	T) Reclassification Certain information provided for prior years has been reclassified to conform to the presentation adopted in 2017.
Recent Accounting Pronouncements

U) Recent Accounting Pronouncements

New Accounting Standards and Interpretations not yet Adopted

A number of new accounting standards, amendments to accounting standards and interpretations are effective for annual periods beginning on or after January 1, 2018 and have not been applied in preparing the Consolidated Financial Statements for the year ended December 31, 2017. The standards applicable to Cenovus are as follows and will be adopted on their respective effective dates:

Financial Instruments

On July 24, 2014, the IASB issued the final version of IFRS 9, “Financial Instruments” (“IFRS 9”) to replace IAS 39, “Financial Instruments: Recognition and Measurement” (“IAS 39”).

IFRS 9 introduces a single approach to determine whether a financial asset is measured at amortized cost or fair value and replaces the multiple rules in IAS 39. The approach is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. The IAS 39 measurement categories for financial assets will be replaced by fair value through profit or loss, fair value through other comprehensive income (“FVOCI”) and amortized cost. The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale. Based on Management’s assessment, the change in categories will not have a material impact on the Consolidated Financial Statements. As at December 31, 2017, the Company has private equity investments classified as available for sale with a fair value of $37 million. Under IFRS 9, the Company has elected to measure these investments as FVOCI. As such, all fair value gains or losses will be recorded in OCI, impairments will not be recognized in net earnings and fair value gains or losses will not be recycled to net earnings on disposition.

IFRS 9 retains most of the IAS 39 requirements for financial liabilities. However, where the fair value option is applied to financial liabilities, the change in fair value resulting from an entity’s own credit risk is recorded in OCI rather than net earnings, unless this creates an accounting mismatch. Cenovus currently does not designate any financial liabilities as fair value through profit or loss; therefore, there will be no impact on the accounting for financial liabilities.

A new expected credit loss model for calculating impairment on financial assets replaces the incurred loss impairment model used in IAS 39. The new model will result in more timely recognition of expected credit losses. Management does not expect a material change to its impairment provision as at January 1, 2018.

In addition, IFRS 9 includes a simplified hedge accounting model, aligning hedge accounting more closely with risk management. Cenovus does not currently apply hedge accounting.

IFRS 9 must be adopted for years beginning on or after January 1, 2018. The Company will apply the new standard retrospectively and elect to use the practical expedients permitted under the standard. Comparative periods will not be restated.

Revenue Recognition

On May 28, 2014, the IASB issued IFRS 15, “Revenue From Contracts With Customers” (“IFRS 15”) replacing IAS 11, “Construction Contracts”, IAS 18, “Revenue” and several revenue-related interpretations. IFRS 15 establishes a single revenue recognition framework that applies to contracts with customers. The standard requires an entity to recognize revenue to reflect the transfer of goods and services for the amount it expects to receive, when control is transferred to the purchaser. Disclosure requirements have also been expanded.

Management has assessed the impact of applying the new standard on the Consolidated Financial Statements and has not identified any material differences from its current revenue recognition practice.

The adoption of IFRS 15 is mandatory for years beginning on or after January 1, 2018. The standard may be applied either retrospectively or using a modified retrospective approach. Cenovus intends to adopt the standard using the modified retrospective approach recognizing the cumulative impact of adoption in retained earnings as of January 1, 2018. Comparative periods will not be restated. The Company will apply IFRS 15 using the practical expedient in paragraph C5(a) of IFRS 15, under which the Company will not restate contracts that are completed contracts as at the date of adoption.

Leases

On January 13, 2016, the IASB issued IFRS 16, “Leases” (“IFRS 16”), which requires entities to recognize lease assets and lease obligations on the balance sheet. For lessees, IFRS 16 removes the classification of leases as either operating leases or finance leases, effectively treating all leases as finance leases. Certain short-term leases (less than 12 months) and leases of low-value assets are exempt from the requirements, and may continue to be treated as operating leases.

Lessors will continue with a dual lease classification model. Classification will determine how and when a lessor will recognize lease revenue, and what assets would be recorded.

IFRS 16 is effective for years beginning on or after January 1, 2019, with early adoption permitted if IFRS 15 has been adopted. The standard may be applied retrospectively or using a modified retrospective approach. The modified retrospective approach does not require restatement of prior period financial information as it recognizes the cumulative effect of applying the standard to prior periods as an adjustment to opening retained earnings. It is anticipated that the adoption of IFRS 16 will have a material impact on the Company’s Consolidated Balance Sheets due to material operating lease commitments. Cenovus will adopt IFRS 16 effective January 1, 2019. The Company intends to adopt the standard using the retrospective with cumulative effect approach and apply several of the practical expedients available.

Uncertain Tax Positions

In June 2017, the IASB issued International Financial Reporting Interpretation Committee 23, “Uncertainty Over Income Tax Treatments” (“IFRIC 23”). The interpretation provides clarity on how to account for a tax position when there is uncertainty over income tax treatments. In determining the likely resolution of the uncertain tax positions, a position may be considered separately or as a group. In addition, an assessment is required to determine the probability that the tax authority will accept the tax position taken in income tax filings. If the uncertain income tax treatment is unlikely to be accepted, the accounting tax position must reflect an appropriate level of uncertainty. An uncertain tax position may be reassessed if new information changes the original assessment. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019 using either a modified or full retrospective approach. IFRIC 23 is not expected to have a significant impact on the Consolidated Financial Statements.